ACCOUNTS RECEIVABLE, NET - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Balance at beginning of year	¥ 54,972	¥ 49,132
Provision for expected credit losses	24,980	5,840
Balance at end of year	¥ 79,952	¥ 54,972